Employee Benefit Plans - Reconciliation of the fair values measurements of plan assets using significant unobservable inputs (Level 3) from the beginning of the year to the end of the year (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of fair value measurements of plan assets using significant observable inputs
Fair value of plan assets, beginning of year	$ 162.1
Fair value of plan assets, end of year	147.9	$ 162.1
Level 3
Reconciliation of fair value measurements of plan assets using significant observable inputs
Fair value of plan assets, beginning of year	98.9
Fair value of plan assets, end of year	89.9	98.9
Insurance group annuity contracts
Reconciliation of fair value measurements of plan assets using significant observable inputs
Fair value of plan assets, beginning of year	98.9
Fair value of plan assets, end of year	89.9	98.9
Insurance group annuity contracts | Level 3
Reconciliation of fair value measurements of plan assets using significant observable inputs
Fair value of plan assets, beginning of year	98.9	98.7
Actual return on plan assets	0.9	11.2
Benefit payments	(5.4)	(5.8)
Foreign currency impact	(4.6)	(5.2)
Fair value of plan assets, end of year	$ 89.8	$ 98.9